           SUPPLEMENT DATED JANUARY 27, 2006 TO THE PROSPECTUS DATED
          MAY 1, 2005 OF THE DIVERSIFIED INVESTORS VARIABLE FUNDS AND
               THE DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

DIVERSIFIED INVESTORS VARIABLE FUNDS INTERMEDIATE GOVERNMENT BOND SUBACCOUNT

     Effective January 24, 2006, Diversified Investment Advisors, Inc. terminated its Investment Subadvisory Agreement with Stephens Capital Management with respect to the Intermediate Government Bond Portfolio (the "Portfolio"). Allegiance Investment Management L.L.C., which has subadvised a portion of the Portfolio since September 15, 2003, has assumed the day-to-day management of all of the assets of the Portfolio.

Form No. 2892 (rev. 1/2006)                                             33-73734
                                                                       333-08543

                    SUPPLEMENT DATED JANUARY 27, 2006 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005 OF
                  THE DIVERSIFIED INVESTORS VARIABLE FUNDS AND
               THE DIVERSIFIED INVESTORS STRATEGIC VARIABLE FUNDS

DIVERSIFIED INVESTORS VARIABLE FUNDS INTERMEDIATE GOVERNMENT BOND SUBACCOUNT

     Effective January 24, 2006, Diversified Investment Advisors, Inc. terminated its Investment Subadvisory Agreement with Stephens Capital Management with respect to the Intermediate Government Bond Portfolio (the "Portfolio"). Allegiance Investment Management, L.L.C., which has subadvised a portion of the Portfolio since September 15, 2003, has assumed the day-to-day management of all of the assets of the Portfolio.

File No. 2538 (rev. 1/2006)                                             33-73734
                                                                       333-08543